Condensed Financial Information of the Company - Consolidated Statement of Comprehensive income (loss) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenues	¥ 1,552,645	$ 237,953	¥ 3,587,695	¥ 4,981,705
Cost of revenues	(475,378)	(72,855)	(1,241,932)	(1,540,633)
Gross profit	1,077,267	165,098	2,345,763	3,441,072
Operating expenses
Research and development	(455,179)	(69,759)	(787,329)	(668,918)
General and administrative	(380,533)	(58,319)	(587,457)	(430,826)
Impairment of goodwill			(545,665)
Interest (expense) income, net	35,655	5,464	110,010	87,716
Foreign exchange (loss) gains, net	39,393	6,037	49	13,821
Other (loss) income, net	1,081,506	165,748	887,494	847,285
Income (Loss) before income taxes	508,247	77,892	(365,687)	1,269,723
Income tax expenses	(97,090)	(14,880)	(7,904)	(117,000)
Net income (loss)	416,732	63,866	(313,977)	1,166,909
Other comprehensive (loss) income, net of tax of nil
Unrealized (losses) gains on available-for-sale securities, net	(7,251)	(1,111)	10,913	(3,734)
Foreign currency translation adjustments	(167,476)	(25,667)	77,097	182,978
Total comprehensive income (loss)	242,299	37,133	(225,508)	1,332,007
Parent Company [Member]
Revenues				14,525
Cost of revenues			(5)	(2,509)
Gross profit			(5)	12,016
Operating expenses
Research and development	(482)	(74)	(858)	545
General and administrative	(45,159)	(6,921)	(41,872)	(28,158)
Impairment of goodwill			(64,154)
Total operating expenses	(45,641)	(6,995)	(106,884)	(27,613)
Equity in profit (loss) of subsidiaries	(168,217)	(25,780)	(495,735)	632,055
Interest (expense) income, net	2,325	356	21,677	3,248
Foreign exchange (loss) gains, net	(315)	(48)	152	3,551
Other (loss) income, net	711,629	109,062	306,006	604,346
Income (Loss) before income taxes	499,781	76,595	(274,789)	1,227,603
Income tax expenses	(83,049)	(12,729)	(39,188)	(60,694)
Net income (loss)	416,732	63,866	(313,977)	1,166,909
Other comprehensive (loss) income, net of tax of nil
Unrealized (losses) gains on available-for-sale securities, net	(7,250)	(1,111)	10,913	(3,716)
Foreign currency translation adjustments	(167,183)	(25,622)	77,556	168,814
Other comprehensive (loss) income	(174,433)	(26,733)	88,469	165,098
Total comprehensive income (loss)	¥ 242,299	$ 37,133	¥ (225,508)	¥ 1,332,007